Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
29.	SUBSEQUENT EVENTS

(a)	COVID-19 Pandemic

Since February 2020, the Group has experienced reductions and cancellations of orders due to effects of the COVID-19 pandemic has on the demand from certain of the Group’s customers. The Group expects this negative effect on global business activities will continue to have pressure on the Group’s sales as the pandemic environment persists and perhaps even post the pandemic. In addition, since the Group’s operations span over the countries of the United States, India, China and South Korea, international and intra-country travel restrictions will continue to hamper our operations and have negative effects including delays and uncertainties on the Group’s supply chain delivery schedules and the Group’s abilities to secure financing for the Group’s working capital needs. The Group expects the impacts of COVID-19 to have an adverse effect on the business, financial condition and results of operations. As the assessable risks due to COVID-19 change in the countries of India and China, our operations can be affected, including the restrictions from accessing office facilities and limitations on domestic travels which can hamper the Group’s ability to efficiently manage the manufacturing of products since the Group’s contracted factories are located over various cities in China.

As the Group’s sales have been negatively impacted by the pandemic in 2020, the Group cut back the operational costs by reduction of approximately 20% of the workforce in India and 40% of headcount in China. The Group constantly evaluates the financial position according to changes in the international business environment and depending on forecast of orders from customers in the near future, the Group may further reduce staffing as necessary.

Although the Group’s revenues in 2021 improved to $29.6 million as compared to $26.8 million in 2020, the impact of the continuing COVID-19 pandemic on the year 2022 and beyond is still unknown as of the filing of this annual report and may cause our revenue in future periods to decline.

The extent to which COVID-19 impacts the business and financial results of the Group in the longer term will depend on future developments, which are uncertain and cannot be predicted, including new information which may emerge concerning the severity of the coronavirus and the actions to contain the coronavirus or treat its impact, among others. The Group will continue to evaluate the impact on the results of operation, financial position and cash flows of the Group and react actively as the situation evolves.   The COVID-19 pandemic also presented and may continue to present challenges to the Group’s business operations as well as the business operations of the Group’s customers, business partners and other participants in the Group’s ecosystem, such as closure of offices and facilities, disruptions to or even suspensions of normal business and logistics operations, as well as restrictions on travel. Moreover, due to the quick spread of Omicron new variant across mainland China and Hong Kong, many cities in China had experienced lockdown or partial lockdown from time to time since the beginning of 2022. Although the Group’s businesses have recovered or are starting to recover, it is not possible to determine the ultimate impact of the COVID-19 pandemic on the Group’s business operations and financial results, which is highly dependent on numerous factors, including the duration and spread of the pandemic and any resurgence of the COVID-19 pandemic in China or elsewhere, actions taken by governments, domestically and in international relations, the response of businesses and individuals to the pandemic, the impact of the pandemic on business and economic conditions in China and globally, consumer demand, the Group’s ability and the ability of customers, logistics service providers and other participants in the Group’s ecosystem to continue operations in areas affected by the pandemic and the Group’s efforts and expenditures to support customers and partners and ensure the safety of the Group’s employees. The COVID-19 pandemic may continue to adversely affect the Group’s business and results of operations.

(b)	Other Subsequent Events

On February 15, 2022, Nasdaq Listing Qualifications has provided written notice, that the Group is eligible for another 180 calendar day period, or until August 15, 2022, to regain compliance with Nasdaq’s minimum $1 bid price requirement. The Company has provided written notice, as required by Nasdaq, of our intention to cure the deficiency during the second compliance period by effecting a reverse stock split, if necessary. Compliance can be attained during this additional time period if the closing bid price of the Company’s security is at least $1 per share for a minimum of 10 consecutive business days.

On February 27, 2022, the Group entered into an amendment agreement with an individual shareholder for the loan extension. The loans were denominated in US$ with the amount of $1,250, and the original due date of February 27, 2022 has been extended to December 31, 2022.

In February 2022, the Group has initiated arbitration proceeding in Hong Kong against KADI and its owners for breach of contract according to the KADI Agreement, seeking from KADI of i) a payment of $600 in cash previously paid to KADI, ii) the return of 1,043,550 ordinary shares of Borqs previously issued to the owners of KADI, and iii) payment in cash for loss of profit from KADI’s projected business in the amount of $5.3 million. As of the filing of this annual report, the arbitration is in its initial stages and there is no assurance that the outcome of the proceedings will be in favor of Borqs (Note 21(b)).

Subsequently in March, 2022, the holders of the convertible notes have converted into total of 40,536,471 the Group’s ordinary shares. And 12,430,071 warrants were exercised into 31,779,686 ordinary shares on a cashless basis by the holders. Total of 72,316,157 shares have been issued related to the convertible notes in March 2022.